EMPOWER FUNDS, INC.
 ("Empower Funds")
Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund
Institutional Class Ticker / MXNYX	Institutional Class Ticker / MXAKX
Investor Class Ticker / MXLYX	Investor Class Ticker / MXAGX
Service Class Ticker / MXLZX	Service Class Ticker / MXAHX
Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund
Institutional Class Ticker / MXQBX	Institutional Class Ticker / MXAYX
Investor Class Ticker / MXELX	Investor Class Ticker / MXATX
Service Class Ticker / MXFLX	Service Class Ticker / MXAUX
Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund
Institutional Class Ticker / MXTBX	Institutional Class Ticker / MXBGX
Investor Class Ticker / MXKLX	Investor Class Ticker / MXBDX
Service Class Ticker / MXLLX	Service Class Ticker / MXBEX
Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund
Institutional Class Ticker / MXWEX	Institutional Class Ticker / MXBSX
Investor Class Ticker / MXQLX	Investor Class Ticker / MXBOX
Service Class Ticker / MXRLX	Service Class Ticker / MXBQX
Empower Lifetime 2055 Fund	Empower Lifetime 2060 Fund
Institutional Class Ticker / MXZHX	Institutional Class Ticker / MXGUX
Investor Class Ticker / MXWLX	Investor Class Ticker / MXGNX
Service Class Ticker / MXXLX	Service Class Ticker / MXGQX
Empower Lifetime 2065 Fund
Institutional Class Ticker / MXHBX
Investor Class Ticker / MXHCX
Service Class Ticker / MXHDX
(the "Fund(s)")
Quarterly Holdings Report

September 30, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2015 FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 4,990,565	Empower Bond Index Fund Institutional Class(a)	$ 42,918,858
2,954,418	Empower Core Bond Fund Institutional Class(a)	25,732,983
2,488,750	Empower Global Bond Fund Institutional Class(a)	20,034,440
1,224,229	Empower High Yield Bond Fund Institutional Class(a)	13,209,432
6,475,173	Empower Inflation-Protected Securities Fund Institutional Class(a)	60,801,879
2,948,268	Empower Multi-Sector Bond Fund Institutional Class(a)	25,473,040
2,690,116	Empower Short Duration Bond Fund Institutional Class(a)	26,605,250

TOTAL BOND MUTUAL FUNDS — 46.70% (Cost $221,500,522)		$214,775,882
EQUITY MUTUAL FUNDS
404,678	Empower Emerging Markets Equity Fund Institutional Class(a)	4,738,775
832,196	Empower International Growth Fund Institutional Class(a)	8,521,689
1,392,979	Empower International Index Fund Institutional Class(a)	18,108,724
902,623	Empower International Value Fund Institutional Class(a)	9,612,930
949,034	Empower Large Cap Growth Fund Institutional Class(a)	12,603,170
1,913,572	Empower Large Cap Value Fund Institutional Class(a)	13,796,856
1,685,437	Empower Mid Cap Value Fund Institutional Class(a)	14,579,028
1,480,889	Empower Real Estate Index Fund Institutional Class(a)	12,691,217
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 5,836,969	Empower S&P 500® Index Fund Institutional Class(a)	$ 61,871,871
177,139	Empower Small Cap Growth Fund Institutional Class(a)	2,010,528
652,760	Empower Small Cap Value Fund Institutional Class(a)	4,536,680
2,545,182	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	13,438,561
355,215	Fidelity® Emerging Markets Index Fund Institutional Class	4,759,875
70,288	Janus Henderson Triton Fund Class N	2,027,101

TOTAL EQUITY MUTUAL FUNDS — 39.86% (Cost $158,183,385)		$183,297,005
Account Balance
FIXED INTEREST CONTRACT
$61,974,583(b)	Empower of America Contract(a) 1.90%(c)	$61,974,583

TOTAL FIXED INTEREST CONTRACT — 13.48% (Cost $61,974,583)		$61,974,583
TOTAL INVESTMENTS — 100.04% (Cost $441,658,490)		$460,047,470
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(166,485)
TOTAL NET ASSETS — 100.00%		$459,880,985

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2020 FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 5,586,508	Empower Bond Index Fund Institutional Class(a)	$ 48,043,967
3,311,788	Empower Core Bond Fund Institutional Class(a)	28,845,675
2,655,768	Empower Global Bond Fund Institutional Class(a)	21,378,936
1,394,740	Empower High Yield Bond Fund Institutional Class(a)	15,049,241
5,502,319	Empower Inflation-Protected Securities Fund Institutional Class(a)	51,666,779
3,273,043	Empower Multi-Sector Bond Fund Institutional Class(a)	28,279,087
2,396,990	Empower Short Duration Bond Fund Institutional Class(a)	23,706,230

TOTAL BOND MUTUAL FUNDS — 44.71% (Cost $215,273,773)		$216,969,915
EQUITY MUTUAL FUNDS
505,692	Empower Emerging Markets Equity Fund Institutional Class(a)	5,921,650
1,006,765	Empower International Growth Fund Institutional Class(a)	10,309,275
1,687,528	Empower International Index Fund Institutional Class(a)	21,937,863
1,094,829	Empower International Value Fund Institutional Class(a)	11,659,929
1,084,670	Empower Large Cap Growth Fund Institutional Class(a)	14,404,414
2,187,581	Empower Large Cap Value Fund Institutional Class(a)	15,772,462
1,906,735	Empower Mid Cap Value Fund Institutional Class(a)	16,493,255
1,608,223	Empower Real Estate Index Fund Institutional Class(a)	13,782,474
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 6,676,748	Empower S&P 500® Index Fund Institutional Class(a)	$ 70,773,532
225,101	Empower Small Cap Growth Fund Institutional Class(a)	2,554,892
827,787	Empower Small Cap Value Fund Institutional Class(a)	5,753,120
2,886,769	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	15,242,140
443,873	Fidelity® Emerging Markets Index Fund Institutional Class	5,947,901
89,317	Janus Henderson Triton Fund Class N	2,575,891

TOTAL EQUITY MUTUAL FUNDS — 43.92% (Cost $186,653,229)		$213,128,798
Account Balance
FIXED INTEREST CONTRACT
$55,344,616(b)	Empower of America Contract(a) 1.90%(c)	$55,344,616

TOTAL FIXED INTEREST CONTRACT — 11.41% (Cost $55,344,616)		$55,344,616
TOTAL INVESTMENTS — 100.04% (Cost $457,271,618)		$485,443,329
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(176,226)
TOTAL NET ASSETS — 100.00%		$485,267,103

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2025 FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 18,571,435	Empower Bond Index Fund Institutional Class(a)	$ 159,714,343
10,998,497	Empower Core Bond Fund Institutional Class(a)	95,796,910
8,056,049	Empower Global Bond Fund Institutional Class(a)	64,851,195
4,466,977	Empower High Yield Bond Fund Institutional Class(a)	48,198,680
11,425,910	Empower Inflation-Protected Securities Fund Institutional Class(a)	107,289,298
10,640,888	Empower Multi-Sector Bond Fund Institutional Class(a)	91,937,275
6,051,728	Empower Short Duration Bond Fund Institutional Class(a)	59,851,592

TOTAL BOND MUTUAL FUNDS — 40.11% (Cost $627,838,145)		$627,639,293
EQUITY MUTUAL FUNDS
2,044,192	Empower Emerging Markets Equity Fund Institutional Class(a)	23,937,491
3,937,396	Empower International Growth Fund Institutional Class(a)	40,318,936
6,590,634	Empower International Index Fund Institutional Class(a)	85,678,237
4,270,563	Empower International Value Fund Institutional Class(a)	45,481,493
3,999,113	Empower Large Cap Growth Fund Institutional Class(a)	53,108,217
8,074,774	Empower Large Cap Value Fund Institutional Class(a)	58,219,124
6,975,696	Empower Mid Cap Value Fund Institutional Class(a)	60,339,774
5,332,195	Empower Real Estate Index Fund Institutional Class(a)	45,696,912
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 24,615,741	Empower S&P 500® Index Fund Institutional Class(a)	$ 260,926,854
917,246	Empower Small Cap Growth Fund Institutional Class(a)	10,410,737
3,385,880	Empower Small Cap Value Fund Institutional Class(a)	23,531,863
10,546,196	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	55,683,915
1,794,282	Fidelity® Emerging Markets Index Fund Institutional Class	24,043,375
363,955	Janus Henderson Triton Fund Class N	10,496,478

TOTAL EQUITY MUTUAL FUNDS — 50.99% (Cost $703,200,741)		$797,873,406
Account Balance
FIXED INTEREST CONTRACT
$139,781,428(b)	Empower of America Contract(a) 1.90%(c)	$139,781,428

TOTAL FIXED INTEREST CONTRACT — 8.94% (Cost $139,781,428)		$139,781,428
TOTAL INVESTMENTS — 100.04% (Cost $1,470,820,314)		$1,565,294,127
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(575,972)
TOTAL NET ASSETS — 100.00%		$1,564,718,155

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2030 FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 12,468,554	Empower Bond Index Fund Institutional Class(a)	$ 107,229,563
7,394,162	Empower Core Bond Fund Institutional Class(a)	64,403,154
4,925,079	Empower Global Bond Fund Institutional Class(a)	39,646,886
2,847,055	Empower High Yield Bond Fund Institutional Class(a)	30,719,724
4,190,316	Empower Inflation-Protected Securities Fund Institutional Class(a)	39,347,071
6,989,406	Empower Multi-Sector Bond Fund Institutional Class(a)	60,388,465
2,923,626	Empower Short Duration Bond Fund Institutional Class(a)	28,914,663

TOTAL BOND MUTUAL FUNDS — 33.79% (Cost $361,037,413)		$370,649,526
EQUITY MUTUAL FUNDS
1,825,927	Empower Emerging Markets Equity Fund Institutional Class(a)	21,381,603
3,384,558	Empower International Growth Fund Institutional Class(a)	34,657,873
5,671,604	Empower International Index Fund Institutional Class(a)	73,730,856
3,678,695	Empower International Value Fund Institutional Class(a)	39,178,104
3,253,413	Empower Large Cap Growth Fund Institutional Class(a)	43,205,322
6,559,233	Empower Large Cap Value Fund Institutional Class(a)	47,292,070
5,621,720	Empower Mid Cap Value Fund Institutional Class(a)	48,627,876
3,853,658	Empower Real Estate Index Fund Institutional Class(a)	33,025,846
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 20,020,942	Empower S&P 500® Index Fund Institutional Class(a)	$ 212,221,987
815,507	Empower Small Cap Growth Fund Institutional Class(a)	9,256,003
3,001,592	Empower Small Cap Value Fund Institutional Class(a)	20,861,062
8,509,314	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	44,929,176
1,602,667	Fidelity® Emerging Markets Index Fund Institutional Class	21,475,738
323,584	Janus Henderson Triton Fund Class N	9,332,161

TOTAL EQUITY MUTUAL FUNDS — 60.09% (Cost $587,247,249)		$659,175,677
Account Balance
FIXED INTEREST CONTRACT
$67,613,615(b)	Empower of America Contract(a) 1.90%(c)	$67,613,615

TOTAL FIXED INTEREST CONTRACT — 6.16% (Cost $67,613,615)		$67,613,615
TOTAL INVESTMENTS — 100.04% (Cost $1,015,898,277)		$1,097,438,818
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(400,010)
TOTAL NET ASSETS — 100.00%		$1,097,038,808

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2035 FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 16,558,292	Empower Bond Index Fund Institutional Class(a)	$ 142,401,312
9,797,003	Empower Core Bond Fund Institutional Class(a)	85,331,898
6,278,540	Empower Global Bond Fund Institutional Class(a)	50,542,248
3,753,925	Empower High Yield Bond Fund Institutional Class(a)	40,504,848
2,791,680	Empower Inflation-Protected Securities Fund Institutional Class(a)	26,213,878
9,215,254	Empower Multi-Sector Bond Fund Institutional Class(a)	79,619,797
3,022,447	Empower Short Duration Bond Fund Institutional Class(a)	29,892,000

TOTAL BOND MUTUAL FUNDS — 25.04% (Cost $449,435,674)		$454,505,981
EQUITY MUTUAL FUNDS
3,841,070	Empower Emerging Markets Equity Fund Institutional Class(a)	44,978,932
6,881,933	Empower International Growth Fund Institutional Class(a)	70,470,989
11,543,991	Empower International Index Fund Institutional Class(a)	150,071,881
7,494,466	Empower International Value Fund Institutional Class(a)	79,816,064
6,275,597	Empower Large Cap Growth Fund Institutional Class(a)	83,339,928
12,666,398	Empower Large Cap Value Fund Institutional Class(a)	91,324,728
10,719,398	Empower Mid Cap Value Fund Institutional Class(a)	92,722,791
6,546,269	Empower Real Estate Index Fund Institutional Class(a)	56,101,522
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 38,606,696	Empower S&P 500® Index Fund Institutional Class(a)	$ 409,230,982
1,713,795	Empower Small Cap Growth Fund Institutional Class(a)	19,451,568
6,290,353	Empower Small Cap Value Fund Institutional Class(a)	43,717,952
16,232,081	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	85,705,389
3,371,504	Fidelity® Emerging Markets Index Fund Institutional Class	45,178,152
680,034	Janus Henderson Triton Fund Class N	19,612,183

TOTAL EQUITY MUTUAL FUNDS — 71.16% (Cost $1,141,255,204)		$1,291,723,061
Account Balance
FIXED INTEREST CONTRACT
$69,785,931(b)	Empower of America Contract(a) 1.90%(c)	$69,785,931

TOTAL FIXED INTEREST CONTRACT — 3.84% (Cost $69,785,931)		$69,785,931
TOTAL INVESTMENTS — 100.04% (Cost $1,660,476,809)		$1,816,014,973
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(692,092)
TOTAL NET ASSETS — 100.00%		$1,815,322,881

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2040 FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 5,174,091	Empower Bond Index Fund Institutional Class(a)	$ 44,497,178
3,067,085	Empower Core Bond Fund Institutional Class(a)	26,714,311
1,928,953	Empower Global Bond Fund Institutional Class(a)	15,528,075
1,183,446	Empower High Yield Bond Fund Institutional Class(a)	12,769,385
324,937	Empower Inflation-Protected Securities Fund Institutional Class(a)	3,051,159
2,874,262	Empower Multi-Sector Bond Fund Institutional Class(a)	24,833,626
740,336	Empower Short Duration Bond Fund Institutional Class(a)	7,321,920

TOTAL BOND MUTUAL FUNDS — 16.70% (Cost $129,645,171)		$134,715,654
EQUITY MUTUAL FUNDS
2,077,321	Empower Emerging Markets Equity Fund Institutional Class(a)	24,325,426
3,610,708	Empower International Growth Fund Institutional Class(a)	36,973,646
6,056,252	Empower International Index Fund Institutional Class(a)	78,731,282
3,931,474	Empower International Value Fund Institutional Class(a)	41,870,199
3,124,249	Empower Large Cap Growth Fund Institutional Class(a)	41,490,026
6,298,000	Empower Large Cap Value Fund Institutional Class(a)	45,408,581
5,280,721	Empower Mid Cap Value Fund Institutional Class(a)	45,678,234
2,983,516	Empower Real Estate Index Fund Institutional Class(a)	25,568,732
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 19,241,624	Empower S&P 500® Index Fund Institutional Class(a)	$203,961,213
916,157	Empower Small Cap Growth Fund Institutional Class(a)	10,398,385
3,393,990	Empower Small Cap Value Fund Institutional Class(a)	23,588,233
8,000,105	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	42,240,552
1,823,319	Fidelity® Emerging Markets Index Fund Institutional Class	24,432,477
363,530	Janus Henderson Triton Fund Class N	10,484,218

TOTAL EQUITY MUTUAL FUNDS — 81.23% (Cost $580,563,876)		$655,151,204
Account Balance
FIXED INTEREST CONTRACT
$16,986,367(b)	Empower of America Contract(a) 1.90%(c)	$16,986,367

TOTAL FIXED INTEREST CONTRACT — 2.11% (Cost $16,986,367)		$16,986,367
TOTAL INVESTMENTS — 100.04% (Cost $727,195,414)		$806,853,225
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(303,145)
TOTAL NET ASSETS — 100.00%		$806,550,080

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2045 FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 6,238,263	Empower Bond Index Fund Institutional Class(a)	$ 53,649,061
3,698,733	Empower Core Bond Fund Institutional Class(a)	32,215,963
2,298,405	Empower Global Bond Fund Institutional Class(a)	18,502,162
1,440,736	Empower High Yield Bond Fund Institutional Class(a)	15,545,543
3,462,588	Empower Multi-Sector Bond Fund Institutional Class(a)	29,916,761
619,149	Empower Short Duration Bond Fund Institutional Class(a)	6,123,382

TOTAL BOND MUTUAL FUNDS — 11.68% (Cost $152,799,963)		$155,952,872
EQUITY MUTUAL FUNDS
3,937,519	Empower Emerging Markets Equity Fund Institutional Class(a)	46,108,344
6,628,554	Empower International Growth Fund Institutional Class(a)	67,876,388
11,102,993	Empower International Index Fund Institutional Class(a)	144,338,906
7,198,942	Empower International Value Fund Institutional Class(a)	76,668,731
5,437,710	Empower Large Cap Growth Fund Institutional Class(a)	72,212,785
10,957,296	Empower Large Cap Value Fund Institutional Class(a)	79,002,104
9,105,059	Empower Mid Cap Value Fund Institutional Class(a)	78,758,762
5,077,928	Empower Real Estate Index Fund Institutional Class(a)	43,517,839
33,434,990	Empower S&P 500® Index Fund Institutional Class(a)	354,410,898
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 1,713,911	Empower Small Cap Growth Fund Institutional Class(a)	$ 19,452,895
6,340,946	Empower Small Cap Value Fund Institutional Class(a)	44,069,572
13,763,968	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	72,673,752
3,456,066	Fidelity® Emerging Markets Index Fund Institutional Class	46,311,277
680,080	Janus Henderson Triton Fund Class N	19,613,496

TOTAL EQUITY MUTUAL FUNDS — 87.29% (Cost $1,029,006,780)		$1,165,015,749
Account Balance
FIXED INTEREST CONTRACT
14,251,219(b)	Empower of America Contract(a) 1.90%(c)	14,251,219

TOTAL FIXED INTEREST CONTRACT — 1.07% (Cost $14,251,219)		$14,251,219
TOTAL INVESTMENTS — 100.04% (Cost $1,196,057,962)		$1,335,219,840
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(515,095)
TOTAL NET ASSETS — 100.00%		$1,334,704,745

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2050 FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 1,823,554	Empower Bond Index Fund Institutional Class(a)	$ 15,682,561
1,080,309	Empower Core Bond Fund Institutional Class(a)	9,409,488
695,686	Empower Global Bond Fund Institutional Class(a)	5,600,271
440,375	Empower High Yield Bond Fund Institutional Class(a)	4,751,644
1,023,002	Empower Multi-Sector Bond Fund Institutional Class(a)	8,838,735
130,246	Empower Short Duration Bond Fund Institutional Class(a)	1,288,137

TOTAL BOND MUTUAL FUNDS — 8.11% (Cost $43,849,665)		$45,570,836
EQUITY MUTUAL FUNDS
1,838,541	Empower Emerging Markets Equity Fund Institutional Class(a)	21,529,314
2,998,271	Empower International Growth Fund Institutional Class(a)	30,702,293
5,027,315	Empower International Index Fund Institutional Class(a)	65,355,101
3,262,530	Empower International Value Fund Institutional Class(a)	34,745,939
2,338,134	Empower Large Cap Growth Fund Institutional Class(a)	31,050,417
4,719,234	Empower Large Cap Value Fund Institutional Class(a)	34,025,679
3,876,076	Empower Mid Cap Value Fund Institutional Class(a)	33,528,061
2,189,415	Empower Real Estate Index Fund Institutional Class(a)	18,763,290
14,385,219	Empower S&P 500® Index Fund Institutional Class(a)	152,483,327
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 794,678	Empower Small Cap Growth Fund Institutional Class(a)	$ 9,019,592
2,924,929	Empower Small Cap Value Fund Institutional Class(a)	20,328,257
5,865,066	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	30,967,546
1,613,699	Fidelity® Emerging Markets Index Fund Institutional Class	21,623,572
315,322	Janus Henderson Triton Fund Class N	9,093,893

TOTAL EQUITY MUTUAL FUNDS — 91.38% (Cost $451,027,829)		$513,216,281
Account Balance
FIXED INTEREST CONTRACT
3,081,982(b)	Empower of America Contract(a) 1.90%(c)	3,081,982

TOTAL FIXED INTEREST CONTRACT — 0.55% (Cost $3,081,982)		$3,081,982
TOTAL INVESTMENTS — 100.04% (Cost $497,959,476)		$561,869,099
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(209,049)
TOTAL NET ASSETS — 100.00%		$561,660,050

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2055 FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 1,752,504	Empower Bond Index Fund Institutional Class(a)	$ 15,071,535
1,033,413	Empower Core Bond Fund Institutional Class(a)	9,001,029
693,340	Empower Global Bond Fund Institutional Class(a)	5,581,389
432,432	Empower High Yield Bond Fund Institutional Class(a)	4,665,937
992,126	Empower Multi-Sector Bond Fund Institutional Class(a)	8,571,972
98,766	Empower Short Duration Bond Fund Institutional Class(a)	976,798

TOTAL BOND MUTUAL FUNDS — 6.27% (Cost $42,283,103)		$43,868,660
EQUITY MUTUAL FUNDS
2,481,332	Empower Emerging Markets Equity Fund Institutional Class(a)	29,056,393
3,920,569	Empower International Growth Fund Institutional Class(a)	40,146,629
6,571,218	Empower International Index Fund Institutional Class(a)	85,425,837
4,263,035	Empower International Value Fund Institutional Class(a)	45,401,322
2,907,498	Empower Large Cap Growth Fund Institutional Class(a)	38,611,579
5,859,714	Empower Large Cap Value Fund Institutional Class(a)	42,248,540
4,764,262	Empower Mid Cap Value Fund Institutional Class(a)	41,210,867
2,793,734	Empower Real Estate Index Fund Institutional Class(a)	23,942,303
17,900,939	Empower S&P 500® Index Fund Institutional Class(a)	189,749,956
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 1,051,081	Empower Small Cap Growth Fund Institutional Class(a)	$ 11,929,767
3,884,034	Empower Small Cap Value Fund Institutional Class(a)	26,994,039
7,200,953	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	38,021,032
2,177,915	Fidelity® Emerging Markets Index Fund Institutional Class	29,184,066
417,067	Janus Henderson Triton Fund Class N	12,028,208

TOTAL EQUITY MUTUAL FUNDS — 93.45% (Cost $571,591,934)		$653,950,538
Account Balance
FIXED INTEREST CONTRACT
2,233,881(b)	Empower of America Contract(a) 1.90%(c)	2,233,881

TOTAL FIXED INTEREST CONTRACT — 0.32% (Cost $2,233,881)		$2,233,881
TOTAL INVESTMENTS — 100.04% (Cost $616,108,918)		$700,053,079
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(253,805)
TOTAL NET ASSETS — 100.00%		$699,799,274

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2060 FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 275,076	Empower Bond Index Fund Institutional Class(a)	$ 2,365,658
163,561	Empower Core Bond Fund Institutional Class(a)	1,424,618
113,638	Empower Global Bond Fund Institutional Class(a)	914,788
67,702	Empower High Yield Bond Fund Institutional Class(a)	730,501
157,132	Empower Multi-Sector Bond Fund Institutional Class(a)	1,357,624
13,214	Empower Short Duration Bond Fund Institutional Class(a)	130,691

TOTAL BOND MUTUAL FUNDS — 5.28% (Cost $6,670,199)		$6,923,880
EQUITY MUTUAL FUNDS
496,058	Empower Emerging Markets Equity Fund Institutional Class(a)	5,808,843
761,370	Empower International Growth Fund Institutional Class(a)	7,796,427
1,275,430	Empower International Index Fund Institutional Class(a)	16,580,591
827,031	Empower International Value Fund Institutional Class(a)	8,807,884
536,772	Empower Large Cap Growth Fund Institutional Class(a)	7,128,338
1,083,040	Empower Large Cap Value Fund Institutional Class(a)	7,808,717
869,792	Empower Mid Cap Value Fund Institutional Class(a)	7,523,701
537,244	Empower Real Estate Index Fund Institutional Class(a)	4,604,183
3,305,977	Empower S&P 500® Index Fund Institutional Class(a)	35,043,358
Shares		Fair Value
Equity Mutual Funds — (continued)
$ 207,177	Empower Small Cap Growth Fund Institutional Class(a)	$ 2,351,460
763,158	Empower Small Cap Value Fund Institutional Class(a)	5,303,947
1,316,709	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	6,952,222
435,403	Fidelity® Emerging Markets Index Fund Institutional Class	5,834,395
82,209	Janus Henderson Triton Fund Class N	2,370,898

TOTAL EQUITY MUTUAL FUNDS — 94.53% (Cost $111,283,244)		$123,914,964
Account Balance
FIXED INTEREST CONTRACT
300,752(b)	Empower of America Contract(a) 1.90%(c)	300,752

TOTAL FIXED INTEREST CONTRACT — 0.23% (Cost $300,752)		$300,752
TOTAL INVESTMENTS — 100.04% (Cost $118,254,195)		$131,139,596
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(48,411)
TOTAL NET ASSETS — 100.00%		$131,091,185

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER LIFETIME 2065 FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
$ 84	Empower Bond Index Fund Institutional Class(a)	$ 722
50	Empower Core Bond Fund Institutional Class(a)	432
34	Empower Global Bond Fund Institutional Class(a)	277
21	Empower High Yield Bond Fund Institutional Class(a)	224
48	Empower Multi-Sector Bond Fund Institutional Class(a)	413
4	Empower Short Duration Bond Fund Institutional Class(a)	40

TOTAL BOND MUTUAL FUNDS — 4.77% (Cost $1,993)		$2,108
EQUITY MUTUAL FUNDS
168	Empower Emerging Markets Equity Fund Institutional Class(a)	1,970
257	Empower International Growth Fund Institutional Class(a)	2,635
431	Empower International Index Fund Institutional Class(a)	5,607
280	Empower International Value Fund Institutional Class(a)	2,980
182	Empower Large Cap Growth Fund Institutional Class(a)	2,418
367	Empower Large Cap Value Fund Institutional Class(a)	2,648
295	Empower Mid Cap Value Fund Institutional Class(a)	2,552
183	Empower Real Estate Index Fund Institutional Class(a)	1,564
Shares		Fair Value
Equity Mutual Funds — (continued)
$1,119	Empower S&P 500® Index Fund Institutional Class(a)	$11,866
70	Empower Small Cap Growth Fund Institutional Class(a)	796
259	Empower Small Cap Value Fund Institutional Class(a)	1,800
446	Empower T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,355
148	Fidelity® Emerging Markets Index Fund Institutional Class	1,979
28	Janus Henderson Triton Fund Class N	803

TOTAL EQUITY MUTUAL FUNDS — 95.06% (Cost $37,472)		$41,973
Account Balance
FIXED INTEREST CONTRACT
$92(b)	Empower of America Contract(a) 1.90%(c)	$92

TOTAL FIXED INTEREST CONTRACT — 0.21% (Cost $92)		$92
TOTAL INVESTMENTS — 100.04% (Cost $39,557)		$44,173
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$(17)
TOTAL NET ASSETS — 100.00%		$44,156

(a)	Issuer is considered an affiliate of the Fund, see Notes to Schedule of Investments.
(b)	Account Balance and Cost represent net deposits.
(c)	Variable rate contract which is not based on a published reference rate and spread, but determined by the issuer and is based on current market conditions. Interest rate shown reflects the rate in effect as of September 30, 2025. See Notes to Schedule of Investments.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the "1940 Act"), the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Investments in shares of the underlying mutual funds are valued at the net asset value ("NAV") as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The NAV of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Empower Annuity Insurance Company of America ("Empower of America Contract") are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The Empower of America Contract is backed by the general account of Empower Annuity Insurance Company of America ("Empower of America").
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2025, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the Empower of America Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Transactions with Affiliates
Each Fund may invest in the Empower of America Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission ("SEC"). The Empower of America Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. Empower of America calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of Empower of America being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If Empower of America were to become insolvent, the Empower of America Contract would be settled commensurate with other policy holder obligations.

September 30, 2025

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.00%. The investment in the Empower of America Contract may be terminated by Empower of America or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by Empower of America.
The following tables are a summary of the transactions for each underlying investment during the period ended September 30, 2025, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 46.70%
Empower Bond Index Fund Institutional Class	4,990,565	47,212,156	4,583,467	14,100,564	(2,723,195)	5,223,799	37,278	-	42,918,858
Empower Core Bond Fund Institutional Class	2,954,418	23,176,307	5,485,477	5,174,433	(865,310)	2,245,632	36,246	-	25,732,983
Empower Global Bond Fund Institutional Class	2,488,750	25,135,848	2,347,964	10,488,847	(1,468,928)	3,039,475	58,489	-	20,034,440
Empower High Yield Bond Fund Institutional Class	1,224,229	13,248,131	1,359,078	2,168,271	220,369	770,494	27,331	-	13,209,432
Empower Inflation-Protected Securities Fund Institutional Class	6,475,173	61,999,661	6,798,124	13,250,486	(1,277,866)	5,254,580	63,448	-	60,801,879
Empower Multi-Sector Bond Fund Institutional Class	2,948,268	18,783,010	9,277,971	4,607,779	(547,909)	2,019,838	59,145	-	25,473,040
Empower Short Duration Bond Fund Institutional Class	2,690,116	26,624,264	3,743,622	5,024,614	(159,849)	1,261,978	36,284	-	26,605,250
					(6,822,688)	19,815,796	318,221	0	214,775,882
EQUITY MUTUAL FUNDS 38.38%
Empower Emerging Markets Equity Fund Institutional Class	404,678	6,583,574	439,025	3,563,866	(28,691)	1,280,042	2,202	-	4,738,775
Empower International Growth Fund Institutional Class	832,196	8,930,431	938,307	2,561,156	(253,783)	1,214,107	-	54,490	8,521,689
Empower International Index Fund Institutional Class	1,392,979	19,147,407	1,569,356	6,531,465	348,097	3,923,426	11,059	-	18,108,724
Empower International Value Fund Institutional Class	902,623	10,210,841	862,820	4,084,452	50,720	2,623,721	6,363	31,518	9,612,930
Empower Large Cap Growth Fund Institutional Class	949,034	17,227,389	1,431,065	6,057,659	1,530,318	2,375	-	265,939	12,603,170
Empower Large Cap Value Fund Institutional Class	1,913,572	18,904,970	1,393,374	9,552,409	(1,446,067)	3,050,921	19,773	111,347	13,796,856
Empower Mid Cap Value Fund Institutional Class	1,685,437	8,119,580	8,462,586	2,602,332	(80,580)	599,194	268,038	108,163	14,579,028
Empower Real Estate Index Fund Institutional Class	1,480,889	4,040,781	9,942,192	1,899,325	(174,114)	607,569	10,636	60,957	12,691,217
Empower S&P 500® Index Fund Institutional Class	5,836,969	36,134,608	30,617,227	13,161,868	171,657	8,281,904	22,627	109,102	61,871,871
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	15,479,930	263,330	16,114,184	(529,528)	370,924	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	6,712,546	114,456	7,065,910	(506,194)	238,908	-	-	-
Empower Small Cap Growth Fund Institutional Class	177,139	643,591	1,628,358	407,542	(8,658)	146,121	4,354	18,749	2,010,528
Empower Small Cap Value Fund Institutional Class	652,760	3,625,951	1,689,873	1,081,192	(161,038)	302,048	-	52,369	4,536,680

September 30, 2025

Empower Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,545,182	7,396,485	7,987,872	3,019,891	(999,159)	1,074,095	-	396,214	13,438,561
					(2,087,020)	23,715,355	345,052	1,208,848	176,510,029
FIXED INTEREST CONTRACT 13.48%
Empower of America Contract	61,974,583	61,921,336	10,146,789	10,946,227	-	-	852,685	-	61,974,583
					0	0	852,685	0	61,974,583
				Total	$(8,909,708)	$43,531,151	$1,515,958	$1,208,848	$453,260,494
Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 44.71%
Empower Bond Index Fund Institutional Class	5,586,508	46,453,323	8,301,321	11,268,883	(1,915,051)	4,558,206	41,404	-	48,043,967
Empower Core Bond Fund Institutional Class	3,311,788	22,833,492	7,330,506	3,419,160	(633,735)	2,100,837	40,314	-	28,845,675
Empower Global Bond Fund Institutional Class	2,655,768	23,109,052	3,985,480	8,457,024	(1,213,790)	2,741,428	61,917	-	21,378,936
Empower High Yield Bond Fund Institutional Class	1,394,740	13,062,179	2,530,141	1,641,637	(41,557)	1,098,558	30,877	-	15,049,241
Empower Inflation-Protected Securities Fund Institutional Class	5,502,319	45,390,820	9,354,604	7,214,083	(1,012,018)	4,135,438	53,487	-	51,666,779
Empower Multi-Sector Bond Fund Institutional Class	3,273,043	18,470,444	10,817,962	3,076,665	(524,174)	2,067,346	65,131	-	28,279,087
Empower Short Duration Bond Fund Institutional Class	2,396,990	20,161,118	5,062,537	2,533,909	(115,352)	1,016,484	32,084	-	23,706,230
					(5,455,677)	17,718,297	325,214	0	216,969,915
EQUITY MUTUAL FUNDS 42.16%
Empower Emerging Markets Equity Fund Institutional Class	505,692	7,161,052	973,633	3,236,937	440,523	1,023,902	2,723	-	5,921,650
Empower International Growth Fund Institutional Class	1,006,765	9,438,538	1,809,251	2,003,638	(14,432)	1,065,124	-	65,334	10,309,275
Empower International Index Fund Institutional Class	1,687,528	20,200,606	3,262,183	6,210,612	55,040	4,685,686	13,274	-	21,937,863
Empower International Value Fund Institutional Class	1,094,829	10,755,448	1,766,745	3,821,448	13,827	2,959,184	7,645	37,871	11,659,929
Empower Large Cap Growth Fund Institutional Class	1,084,670	17,078,854	2,654,816	5,046,248	1,943,763	(283,008)	-	300,769	14,404,414
Empower Large Cap Value Fund Institutional Class	2,187,581	18,761,249	2,699,311	8,540,648	(1,150,837)	2,852,550	22,394	126,108	15,772,462
Empower Mid Cap Value Fund Institutional Class	1,906,735	8,031,418	9,565,741	1,685,482	(16,628)	581,578	300,397	121,221	16,493,255
Empower Real Estate Index Fund Institutional Class	1,608,223	3,743,876	10,541,313	1,002,259	(18,730)	499,544	11,472	65,751	13,782,474

September 30, 2025

Empower Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower S&P 500® Index Fund Institutional Class	6,676,748	35,840,675	35,749,742	9,526,568	548,133	8,709,683	25,619	123,530	70,773,532
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	15,405,492	781,676	16,208,598	(191,684)	21,430	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	7,411,559	377,939	7,771,928	(286,728)	(17,570)	-	-	-
Empower Small Cap Growth Fund Institutional Class	225,101	715,788	1,992,482	295,496	30,484	142,118	5,477	23,586	2,554,892
Empower Small Cap Value Fund Institutional Class	827,787	3,959,709	2,339,319	773,968	(37,970)	228,060	-	65,764	5,753,120
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	2,886,769	7,321,549	9,101,229	1,764,590	(509,543)	583,952	-	445,348	15,242,140
					805,218	23,052,233	389,001	1,375,282	204,605,006
FIXED INTEREST CONTRACT 11.41%
Empower of America Contract	55,344,616	47,035,647	13,104,172	5,495,407	-	-	700,204	-	55,344,616
					0	0	700,204	0	55,344,616
				Total	$(4,650,459)	$40,770,530	$1,414,419	$1,375,282	$476,919,537
Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 40.11%
Empower Bond Index Fund Institutional Class	18,571,435	152,919,271	29,531,378	39,585,444	(8,139,459)	16,849,138	135,548	-	159,714,343
Empower Core Bond Fund Institutional Class	10,998,497	75,323,233	26,661,372	13,638,513	(2,618,192)	7,450,818	131,847	-	95,796,910
Empower Global Bond Fund Institutional Class	8,056,049	72,394,434	12,981,008	29,437,649	(4,204,677)	8,913,402	184,985	-	64,851,195
Empower High Yield Bond Fund Institutional Class	4,466,977	43,126,618	8,136,809	5,977,514	477,866	2,912,767	97,414	-	48,198,680
Empower Inflation-Protected Securities Fund Institutional Class	11,425,910	111,186,783	20,194,263	35,722,983	(4,706,185)	11,631,235	109,402	-	107,289,298
Empower Multi-Sector Bond Fund Institutional Class	10,640,888	60,917,167	36,079,684	11,628,107	(1,552,511)	6,568,531	208,551	-	91,937,275
Empower Short Duration Bond Fund Institutional Class	6,051,728	51,610,625	13,436,726	7,868,725	(388,319)	2,672,966	79,766	-	59,851,592
					(21,131,477)	56,998,857	947,513	0	627,639,293
EQUITY MUTUAL FUNDS 48.78%
Empower Emerging Markets Equity Fund Institutional Class	2,044,192	28,077,491	4,060,855	13,961,871	98,304	5,761,016	10,853	-	23,937,491
Empower International Growth Fund Institutional Class	3,937,396	35,734,111	7,488,846	8,650,168	(1,704,477)	5,746,147	-	251,842	40,318,936
Empower International Index Fund Institutional Class	6,590,634	76,652,652	13,303,649	19,296,355	3,229,095	15,018,291	51,103	-	85,678,237

September 30, 2025

Empower Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower International Value Fund Institutional Class	4,270,563	40,894,827	7,194,768	13,177,229	876,545	10,569,127	29,399	145,621	45,481,493
Empower Large Cap Growth Fund Institutional Class	3,999,113	61,028,033	10,056,119	20,047,876	4,007,108	2,071,941	-	1,093,419	53,108,217
Empower Large Cap Value Fund Institutional Class	8,074,774	67,107,111	10,262,547	29,750,298	(4,444,626)	10,599,764	81,470	458,780	58,219,124
Empower Mid Cap Value Fund Institutional Class	6,975,696	28,766,974	36,490,053	7,287,848	(327,237)	2,370,595	1,083,234	437,125	60,339,774
Empower Real Estate Index Fund Institutional Class	5,332,195	12,405,346	35,885,858	4,719,234	(581,358)	2,124,942	37,450	214,635	45,696,912
Empower S&P 500® Index Fund Institutional Class	24,615,741	128,137,686	139,461,533	41,746,419	(1,049,276)	35,074,054	93,123	449,015	260,926,854
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	54,971,000	2,611,023	60,047,911	(3,104,471)	2,465,888	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	29,189,557	1,394,185	31,878,675	(2,499,300)	1,294,933	-	-	-
Empower Small Cap Growth Fund Institutional Class	917,246	2,727,619	8,441,226	1,509,904	(38,983)	751,796	22,009	94,773	10,410,737
Empower Small Cap Value Fund Institutional Class	3,385,880	15,721,706	10,348,612	3,982,988	(664,378)	1,444,533	-	265,243	23,531,863
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	10,546,196	26,304,237	34,732,803	9,282,420	(3,650,640)	3,929,295	-	1,603,224	55,683,915
					(9,853,694)	99,222,322	1,408,641	5,013,677	763,333,553
FIXED INTEREST CONTRACT 8.94%
Empower of America Contract	139,781,428	120,021,149	34,829,093	16,843,369	-	-	1,774,555	-	139,781,428
					0	0	1,774,555	0	139,781,428
				Total	$(30,985,171)	$156,221,179	$4,130,709	$5,013,677	$1,530,754,274
Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 33.79%
Empower Bond Index Fund Institutional Class	12,468,554	80,559,967	31,803,588	12,466,324	(2,114,516)	7,332,332	89,205	-	107,229,563
Empower Core Bond Fund Institutional Class	7,394,162	39,568,980	24,754,808	3,491,204	(650,002)	3,570,570	86,883	-	64,403,154
Empower Global Bond Fund Institutional Class	4,925,079	36,573,653	12,708,002	13,716,792	(1,541,301)	4,082,023	110,853	-	39,646,886
Empower High Yield Bond Fund Institutional Class	2,847,055	22,681,398	8,703,796	2,701,953	(53,719)	2,036,483	60,817	-	30,719,724
Empower Inflation-Protected Securities Fund Institutional Class	4,190,316	42,635,822	12,907,534	20,622,444	(1,918,534)	4,426,159	39,326	-	39,347,071
Empower Multi-Sector Bond Fund Institutional Class	6,989,406	31,993,508	27,934,631	3,035,193	(514,962)	3,495,519	134,225	-	60,388,465

September 30, 2025

Empower Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower Short Duration Bond Fund Institutional Class	2,923,626	21,072,119	8,922,666	2,171,246	(99,481)	1,091,124	37,783	-	28,914,663
					(6,892,515)	26,034,210	559,092	0	370,649,526
EQUITY MUTUAL FUNDS 57.28%
Empower Emerging Markets Equity Fund Institutional Class	1,825,927	19,364,436	6,029,690	7,752,158	963,001	3,739,635	9,475	-	21,381,603
Empower International Growth Fund Institutional Class	3,384,558	23,943,821	10,334,791	3,089,991	(490,386)	3,469,252	-	212,039	34,657,873
Empower International Index Fund Institutional Class	5,671,604	51,218,177	19,173,641	10,391,302	(188,034)	13,730,340	43,035	-	73,730,856
Empower International Value Fund Institutional Class	3,678,695	27,334,534	10,290,280	7,160,608	(212,427)	8,713,898	24,771	122,699	39,178,104
Empower Large Cap Growth Fund Institutional Class	3,253,413	38,498,357	13,033,310	9,850,078	3,156,920	1,523,733	-	869,168	43,205,322
Empower Large Cap Value Fund Institutional Class	6,559,233	42,334,778	13,608,386	15,395,148	(2,304,512)	6,744,054	64,730	364,512	47,292,070
Empower Mid Cap Value Fund Institutional Class	5,621,720	18,111,476	31,090,681	2,265,928	(110,305)	1,691,647	853,695	344,497	48,627,876
Empower Real Estate Index Fund Institutional Class	3,853,658	6,994,418	25,972,025	1,106,321	(54,288)	1,165,724	26,545	152,140	33,025,846
Empower S&P 500® Index Fund Institutional Class	20,020,942	80,599,985	123,111,584	17,409,936	257,687	25,920,354	74,011	356,859	212,221,987
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	34,703,481	3,296,065	38,825,366	(1,229,664)	825,820	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	20,232,308	1,931,776	22,419,829	(1,111,470)	255,745	-	-	-
Empower Small Cap Growth Fund Institutional Class	815,507	1,901,191	7,408,981	631,560	48,545	577,391	19,119	82,326	9,256,003
Empower Small Cap Value Fund Institutional Class	3,001,592	10,842,928	10,613,506	1,542,826	(197,260)	947,454	-	229,712	20,861,062
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	8,509,314	16,567,150	29,780,366	2,627,089	(961,661)	1,208,749	-	1,265,831	44,929,176
					(2,433,854)	70,513,796	1,115,381	3,999,783	628,367,778
FIXED INTEREST CONTRACT 6.16%
Empower of America Contract	67,613,615	48,910,022	22,314,676	4,385,529	-	-	774,446	-	67,613,615
					0	0	774,446	0	67,613,615
				Total	$(9,326,369)	$96,548,006	$2,448,919	$3,999,783	$1,066,630,919
Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 25.04%
Empower Bond Index Fund Institutional Class	16,558,292	136,106,340	26,707,062	35,171,804	(7,002,894)	14,759,714	120,021	-	142,401,312

September 30, 2025

Empower Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower Core Bond Fund Institutional Class	9,797,003	66,762,333	22,915,527	10,792,164	(2,150,327)	6,446,202	116,633	-	85,331,898
Empower Global Bond Fund Institutional Class	6,278,540	59,801,627	10,411,753	27,316,550	(3,890,719)	7,645,418	143,185	-	50,542,248
Empower High Yield Bond Fund Institutional Class	3,753,925	38,417,411	7,042,906	7,312,289	525,358	2,356,820	81,300	-	40,504,848
Empower Inflation-Protected Securities Fund Institutional Class	2,791,680	50,711,542	6,103,306	36,188,218	(3,257,855)	5,587,248	26,565	-	26,213,878
Empower Multi-Sector Bond Fund Institutional Class	9,215,254	54,043,337	28,967,814	9,078,137	(1,326,253)	5,686,783	179,364	-	79,619,797
Empower Short Duration Bond Fund Institutional Class	3,022,447	27,393,057	5,949,258	4,840,225	(227,883)	1,389,910	39,562	-	29,892,000
					(17,330,573)	43,872,095	706,630	0	454,505,981
EQUITY MUTUAL FUNDS 67.59%
Empower Emerging Markets Equity Fund Institutional Class	3,841,070	49,222,359	7,026,974	22,360,871	(304,886)	11,090,470	20,255	-	44,978,932
Empower International Growth Fund Institutional Class	6,881,933	59,136,713	13,764,627	10,093,948	(773,795)	7,663,597	-	437,188	70,470,989
Empower International Index Fund Institutional Class	11,543,991	126,889,250	22,010,561	25,212,757	4,771,096	26,384,827	88,906	-	150,071,881
Empower International Value Fund Institutional Class	7,494,466	67,713,934	11,668,396	16,195,387	2,928,265	16,629,121	51,242	253,821	79,816,064
Empower Large Cap Growth Fund Institutional Class	6,275,597	90,045,691	14,690,468	29,092,933	1,810,286	7,696,702	-	1,704,242	83,339,928
Empower Large Cap Value Fund Institutional Class	12,666,398	98,922,445	15,034,877	32,279,771	(225,040)	9,647,177	126,893	714,566	91,324,728
Empower Mid Cap Value Fund Institutional Class	10,719,398	42,325,454	55,600,467	9,187,668	(831,018)	3,984,538	1,652,882	666,998	92,722,791
Empower Real Estate Index Fund Institutional Class	6,546,269	14,340,025	44,319,267	4,999,287	(534,233)	2,441,517	45,654	261,659	56,101,522
Empower S&P 500® Index Fund Institutional Class	38,606,696	189,128,751	220,320,402	51,576,312	1,685,784	51,358,141	145,045	699,365	409,230,982
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	81,052,955	3,838,410	88,549,054	(4,604,060)	3,657,689	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	51,503,402	2,449,131	58,289,946	(6,496,236)	4,337,413	-	-	-
Empower Small Cap Growth Fund Institutional Class	1,713,795	4,779,631	15,620,628	2,700,821	(416,134)	1,752,130	40,844	175,879	19,451,568
Empower Small Cap Value Fund Institutional Class	6,290,353	27,596,057	19,624,951	6,643,320	(1,653,939)	3,140,264	-	489,337	43,717,952
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	16,232,081	38,674,363	54,169,097	13,438,241	(5,842,460)	6,300,170	-	2,450,406	85,705,389
					(10,486,370)	156,083,756	2,171,721	7,853,461	1,226,932,726
FIXED INTEREST CONTRACT 3.84%
Empower of America Contract	69,785,931	63,524,281	14,955,590	9,593,336	-	-	899,396	-	69,785,931
					0	0	899,396	0	69,785,931
				Total	$(27,816,943)	$199,955,851	$3,777,747	$7,853,461	$1,751,224,638

September 30, 2025

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 16.70%
Empower Bond Index Fund Institutional Class	5,174,091	37,666,988	11,964,833	8,554,022	(1,159,669)	3,419,379	36,726	-	44,497,178
Empower Core Bond Fund Institutional Class	3,067,085	18,514,467	8,709,769	2,178,012	(409,431)	1,668,087	35,756	-	26,714,311
Empower Global Bond Fund Institutional Class	1,928,953	16,105,136	4,530,858	6,466,074	(307,159)	1,358,155	43,076	-	15,528,075
Empower High Yield Bond Fund Institutional Class	1,183,446	10,629,527	3,248,531	2,020,213	(62,002)	911,540	25,087	-	12,769,385
Empower Inflation-Protected Securities Fund Institutional Class	324,937	9,231,518	1,337,892	8,037,464	(160,283)	519,213	3,031	-	3,051,159
Empower Multi-Sector Bond Fund Institutional Class	2,874,262	15,011,622	9,945,996	1,671,363	(276,055)	1,547,371	54,772	-	24,833,626
Empower Short Duration Bond Fund Institutional Class	740,336	5,686,617	2,074,508	697,169	(999)	257,964	9,491	-	7,321,920
					(2,375,598)	9,681,709	207,939	0	134,715,654
EQUITY MUTUAL FUNDS 76.90%
Empower Emerging Markets Equity Fund Institutional Class	2,077,321	23,241,441	5,736,995	9,424,753	664,422	4,771,743	10,706	-	24,325,426
Empower International Growth Fund Institutional Class	3,610,708	27,102,285	10,034,804	4,499,501	(1,047,868)	4,336,058	-	224,470	36,973,646
Empower International Index Fund Institutional Class	6,056,252	58,100,361	17,789,869	11,604,822	455,705	14,445,874	45,627	-	78,731,282
Empower International Value Fund Institutional Class	3,931,474	30,979,835	9,194,310	7,817,051	(158,875)	9,513,105	26,292	130,231	41,870,199
Empower Large Cap Growth Fund Institutional Class	3,124,249	38,929,680	10,583,125	10,398,225	2,136,104	2,375,446	-	829,020	41,490,026
Empower Large Cap Value Fund Institutional Class	6,298,000	42,746,436	11,295,274	15,304,347	(2,306,087)	6,671,218	61,702	347,459	45,408,581
Empower Mid Cap Value Fund Institutional Class	5,280,721	18,281,924	28,086,049	2,752,350	(556,287)	2,062,611	796,118	321,263	45,678,234
Empower Real Estate Index Fund Institutional Class	2,983,516	5,548,046	20,180,618	1,190,903	(163,474)	1,030,971	20,389	116,856	25,568,732
Empower S&P 500® Index Fund Institutional Class	19,241,624	81,734,971	113,677,479	17,328,195	(593,441)	25,876,958	70,647	340,642	203,961,213
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	35,053,211	2,751,601	39,524,002	(2,108,315)	1,719,190	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	24,137,575	1,904,380	27,141,288	(2,098,960)	1,099,333	-	-	-
Empower Small Cap Growth Fund Institutional Class	916,157	2,242,257	8,178,442	791,952	(63,058)	769,638	21,334	91,867	10,398,385
Empower Small Cap Value Fund Institutional Class	3,393,990	12,948,076	11,331,388	2,037,932	(498,403)	1,346,701	-	258,015	23,588,233
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	8,000,105	16,746,891	27,285,285	3,711,860	(1,682,953)	1,920,236	-	1,181,259	42,240,552
					(8,021,490)	77,939,082	1,052,815	3,841,082	620,234,509

September 30, 2025

Empower Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
FIXED INTEREST CONTRACT 2.11%
Empower of America Contract	16,986,367	13,278,513	5,017,402	1,509,816	-	-	200,268	-	16,986,367
					0	0	200,268	0	16,986,367
				Total	$(10,397,088)	$87,620,791	$1,461,022	$3,841,082	$771,936,530
Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 11.68%
Empower Bond Index Fund Institutional Class	6,238,263	47,862,386	10,694,125	9,470,696	(1,742,172)	4,563,246	44,670	-	53,649,061
Empower Core Bond Fund Institutional Class	3,698,733	23,485,362	10,162,860	3,732,421	(732,328)	2,300,162	43,500	-	32,215,963
Empower Global Bond Fund Institutional Class	2,298,405	20,027,812	3,493,784	7,395,899	(1,073,207)	2,376,465	51,779	-	18,502,162
Empower High Yield Bond Fund Institutional Class	1,440,736	13,478,913	2,620,575	1,528,063	94,240	974,118	30,823	-	15,545,543
Empower Inflation-Protected Securities Fund Institutional Class	-	6,583,238	244,109	7,238,514	(232,650)	411,167	5	-	-
Empower Multi-Sector Bond Fund Institutional Class	3,462,588	19,044,151	11,963,311	3,216,491	(535,550)	2,125,790	66,576	-	29,916,761
Empower Short Duration Bond Fund Institutional Class	619,149	5,226,403	1,382,593	747,300	(32,551)	261,686	8,006	-	6,123,382
					(4,254,218)	13,012,634	245,359	0	155,952,872
EQUITY MUTUAL FUNDS 82.35%
Empower Emerging Markets Equity Fund Institutional Class	3,937,519	52,008,864	6,286,493	23,630,698	(424,992)	11,443,685	20,510	-	46,108,344
Empower International Growth Fund Institutional Class	6,628,554	59,088,724	12,247,931	10,675,578	(494,788)	7,215,311	-	415,964	67,876,388
Empower International Index Fund Institutional Class	11,102,993	126,666,611	20,040,817	27,127,692	5,434,176	24,759,170	84,460	-	144,338,906
Empower International Value Fund Institutional Class	7,198,942	67,539,014	9,896,391	16,634,606	3,070,435	15,867,932	48,617	240,815	76,668,731
Empower Large Cap Growth Fund Institutional Class	5,437,710	80,208,038	11,268,075	25,714,930	1,616,363	6,451,602	-	1,458,725	72,212,785
Empower Large Cap Value Fund Institutional Class	10,957,296	88,063,492	12,183,226	30,893,825	(1,475,617)	9,649,211	108,426	610,572	79,002,104
Empower Mid Cap Value Fund Institutional Class	9,105,059	37,699,101	44,993,538	6,644,538	(92,064)	2,710,661	1,386,704	559,586	78,758,762
Empower Real Estate Index Fund Institutional Class	5,077,928	10,759,125	34,456,914	3,588,221	(426,405)	1,890,021	34,986	200,515	43,517,839
Empower S&P 500® Index Fund Institutional Class	33,434,990	168,163,826	181,619,119	39,135,672	1,425,865	43,763,625	124,080	598,281	354,410,898
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	72,247,494	2,677,081	77,245,415	(3,156,159)	2,320,840	-	-	-

September 30, 2025

Empower Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower S&P Small Cap 600® Index Fund Institutional Class	-	53,659,878	1,996,588	60,944,637	(7,527,446)	5,288,171	-	-	-
Empower Small Cap Growth Fund Institutional Class	1,713,911	5,093,645	15,055,679	2,482,547	(501,229)	1,786,118	40,344	173,726	19,452,895
Empower Small Cap Value Fund Institutional Class	6,340,946	28,729,565	18,275,004	6,285,388	(1,924,473)	3,350,391	-	487,162	44,069,572
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	13,763,968	34,501,096	43,894,392	10,720,835	(4,673,809)	4,999,099	-	2,052,595	72,673,752
					(9,150,143)	141,495,837	1,848,127	6,797,941	1,099,090,976
FIXED INTEREST CONTRACT 1.07%
Empower of America Contract	14,251,219	12,224,850	3,449,544	1,601,570	-	-	178,395	-	14,251,219
					0	0	178,395	0	14,251,219
				Total	$(13,404,361)	$154,508,471	$2,271,881	$6,797,941	$1,269,295,067
Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 8.11%
Empower Bond Index Fund Institutional Class	1,823,554	12,942,397	3,719,922	2,076,672	(309,988)	1,096,914	12,871	-	15,682,561
Empower Core Bond Fund Institutional Class	1,080,309	6,324,797	3,166,749	637,633	(118,044)	555,575	12,523	-	9,409,488
Empower Global Bond Fund Institutional Class	695,686	5,334,190	1,394,259	1,615,223	(122,674)	487,045	15,448	-	5,600,271
Empower High Yield Bond Fund Institutional Class	440,375	3,644,471	1,103,092	315,587	(8,820)	319,668	9,283	-	4,751,644
Empower Inflation-Protected Securities Fund Institutional Class	-	636,989	40,470	688,832	6,125	11,373	1	-	-
Empower Multi-Sector Bond Fund Institutional Class	1,023,002	5,131,824	3,720,020	548,728	(88,191)	535,619	19,385	-	8,838,735
Empower Short Duration Bond Fund Institutional Class	130,246	977,694	361,586	95,502	709	44,359	1,660	-	1,288,137
					(640,883)	3,050,553	71,171	0	45,570,836
EQUITY MUTUAL FUNDS 85.91%
Empower Emerging Markets Equity Fund Institutional Class	1,838,541	21,521,905	4,256,257	8,394,512	727,236	4,145,664	9,426	-	21,529,314
Empower International Growth Fund Institutional Class	2,998,271	23,752,246	7,333,111	4,078,822	(882,755)	3,695,758	-	185,348	30,702,293
Empower International Index Fund Institutional Class	5,027,315	50,916,724	12,870,563	10,778,020	334,705	12,345,834	37,658	-	65,355,101
Empower International Value Fund Institutional Class	3,262,530	27,148,768	6,503,271	7,023,465	(159,406)	8,117,365	21,693	107,452	34,745,939
Empower Large Cap Growth Fund Institutional Class	2,338,134	30,469,305	6,732,727	7,634,066	1,904,955	1,482,451	-	617,222	31,050,417

September 30, 2025

Empower Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower Large Cap Value Fund Institutional Class	4,719,234	33,457,770	7,360,786	11,786,284	(1,684,086)	4,993,407	45,982	258,937	34,025,679
Empower Mid Cap Value Fund Institutional Class	3,876,076	14,316,609	19,675,110	1,904,774	(339,787)	1,441,116	581,223	234,545	33,528,061
Empower Real Estate Index Fund Institutional Class	2,189,415	4,111,407	14,755,153	820,599	(90,334)	717,329	14,875	85,253	18,763,290
Empower S&P 500® Index Fund Institutional Class	14,385,219	63,884,689	81,097,582	11,860,083	(434,709)	19,361,139	52,539	253,329	152,483,327
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	27,453,577	1,737,595	30,218,680	(1,331,351)	1,027,508	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	21,937,970	1,395,385	24,107,510	(1,682,484)	774,155	-	-	-
Empower Small Cap Growth Fund Institutional Class	794,678	2,074,909	6,917,428	627,566	(53,334)	654,821	18,410	79,275	9,019,592
Empower Small Cap Value Fund Institutional Class	2,924,929	11,732,628	9,071,834	1,565,567	(391,021)	1,089,362	-	221,162	20,328,257
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	5,865,066	13,118,564	19,126,575	2,584,180	(1,138,287)	1,306,587	-	861,367	30,967,546
					(5,220,658)	61,152,496	781,806	2,903,890	482,498,816
FIXED INTEREST CONTRACT 0.55%
Empower of America Contract	3,081,982	2,244,570	1,014,673	212,819	-	-	35,558	-	3,081,982
					0	0	35,558	0	3,081,982
				Total	$(5,861,541)	$64,203,049	$888,535	$2,903,890	$531,151,634
Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 6.27%
Empower Bond Index Fund Institutional Class	1,752,504	16,475,332	2,799,975	5,934,673	(874,623)	1,730,901	12,489	-	15,071,535
Empower Core Bond Fund Institutional Class	1,033,413	8,088,382	1,915,007	1,802,178	(329,505)	799,818	12,096	-	9,001,029
Empower Global Bond Fund Institutional Class	693,340	6,853,692	1,107,227	3,161,353	(362,626)	781,823	15,547	-	5,581,389
Empower High Yield Bond Fund Institutional Class	432,432	4,674,993	792,673	1,143,108	(5,361)	341,379	9,209	-	4,665,937
Empower Multi-Sector Bond Fund Institutional Class	992,126	6,562,347	2,571,827	1,242,990	(199,169)	680,788	18,987	-	8,571,972
Empower Short Duration Bond Fund Institutional Class	98,766	913,515	231,993	210,967	(4,310)	42,257	1,271	-	976,798
					(1,775,594)	4,376,966	69,599	0	43,868,660
EQUITY MUTUAL FUNDS 87.56%
Empower Emerging Markets Equity Fund Institutional Class	2,481,332	32,825,803	3,973,228	14,825,670	(97,634)	7,083,032	12,873	-	29,056,393
Empower International Growth Fund Institutional Class	3,920,569	35,238,693	7,624,806	8,063,915	(1,314,211)	5,347,045	-	244,909	40,146,629

September 30, 2025

Empower Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower International Index Fund Institutional Class	6,571,218	75,505,693	12,176,947	17,017,652	3,282,459	14,760,849	49,772	-	85,425,837
Empower International Value Fund Institutional Class	4,263,035	40,243,816	6,016,529	10,953,342	1,220,176	10,094,319	28,670	142,010	45,401,322
Empower Large Cap Growth Fund Institutional Class	2,907,498	42,809,768	6,033,353	12,754,043	1,866,358	2,522,501	-	776,842	38,611,579
Empower Large Cap Value Fund Institutional Class	5,859,714	46,956,698	6,668,675	17,036,750	(1,265,821)	5,659,917	57,728	325,079	42,248,540
Empower Mid Cap Value Fund Institutional Class	4,764,262	20,145,436	24,140,403	4,801,905	(322,666)	1,726,933	722,406	291,517	41,210,867
Empower Real Estate Index Fund Institutional Class	2,793,734	5,952,771	19,477,624	2,516,566	(221,379)	1,028,474	19,151	109,760	23,942,303
Empower S&P 500® Index Fund Institutional Class	17,900,939	89,829,770	101,276,098	25,642,513	147,557	24,286,601	66,162	319,014	189,749,956
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	38,541,723	1,453,437	41,292,016	(1,722,244)	1,296,856	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	33,009,628	1,251,203	36,759,345	(3,850,746)	2,498,514	-	-	-
Empower Small Cap Growth Fund Institutional Class	1,051,081	3,094,235	9,488,653	1,610,738	(157,328)	957,617	24,641	106,106	11,929,767
Empower Small Cap Value Fund Institutional Class	3,884,034	17,668,975	11,721,678	4,519,306	(1,230,668)	2,122,692	-	297,155	26,994,039
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	7,200,953	18,371,584	23,569,167	7,188,740	(3,058,347)	3,269,021	-	1,069,058	38,021,032
					(6,724,494)	82,654,371	981,403	3,681,450	612,738,264
FIXED INTEREST CONTRACT 0.32%
Empower of America Contract	2,233,881	2,184,275	470,641	450,617	-	-	29,582	-	2,233,881
					0	0	29,582	0	2,233,881
				Total	$(8,500,088)	$87,031,337	$1,080,584	$3,681,450	$658,840,805
Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 5.28%
Empower Bond Index Fund Institutional Class	275,076	2,310,151	905,338	971,830	3,959	121,999	1,945	-	2,365,658
Empower Core Bond Fund Institutional Class	163,561	1,132,629	511,589	292,602	(3,415)	73,002	1,900	-	1,424,618
Empower Global Bond Fund Institutional Class	113,638	1,020,291	373,135	521,344	21,356	42,706	2,529	-	914,788
Empower High Yield Bond Fund Institutional Class	67,702	656,556	262,112	214,325	23,107	26,158	1,430	-	730,501
Empower Multi-Sector Bond Fund Institutional Class	157,132	921,748	533,585	166,248	2,723	68,539	2,983	-	1,357,624
Empower Short Duration Bond Fund Institutional Class	13,214	128,058	51,617	52,507	1,484	3,523	169	-	130,691
					49,214	335,927	10,956	0	6,923,880

September 30, 2025

Empower Lifetime 2060 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
EQUITY MUTUAL FUNDS 88.27%
Empower Emerging Markets Equity Fund Institutional Class	496,058	5,193,018	1,885,598	2,061,394	484,262	791,621	2,545	-	5,808,843
Empower International Growth Fund Institutional Class	761,370	5,428,756	2,820,004	922,980	211,065	470,647	-	47,146	7,796,427
Empower International Index Fund Institutional Class	1,275,430	11,623,823	5,203,215	2,738,119	587,143	2,491,672	9,567	-	16,580,591
Empower International Value Fund Institutional Class	827,031	6,200,686	2,679,120	1,701,985	300,986	1,630,063	5,505	27,268	8,807,884
Empower Large Cap Growth Fund Institutional Class	536,772	6,229,400	2,443,961	1,638,352	676,645	93,329	-	141,785	7,128,338
Empower Large Cap Value Fund Institutional Class	1,083,040	6,840,290	2,675,641	2,522,618	(90,053)	815,404	10,563	59,485	7,808,717
Empower Mid Cap Value Fund Institutional Class	869,792	2,933,470	5,063,142	646,981	72,625	174,070	130,560	52,686	7,523,701
Empower Real Estate Index Fund Institutional Class	537,244	903,324	3,916,018	348,432	22,204	133,273	3,658	20,963	4,604,183
Empower S&P 500® Index Fund Institutional Class	3,305,977	13,078,744	21,891,830	3,574,623	659,534	3,647,407	12,080	58,252	35,043,358
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	5,614,299	706,658	6,327,410	(73,183)	6,453	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	5,148,871	651,264	5,819,513	(239,799)	19,378	-	-	-
Empower Small Cap Growth Fund Institutional Class	207,177	482,919	1,954,788	219,652	26,074	133,405	4,803	20,683	2,351,460
Empower Small Cap Value Fund Institutional Class	763,158	2,754,940	2,936,866	585,972	(8,904)	198,113	-	57,745	5,303,947
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	1,316,709	2,677,134	4,898,783	793,199	(128,922)	169,504	-	193,647	6,952,222
					2,499,677	10,774,339	179,281	679,660	115,709,671
FIXED INTEREST CONTRACT 0.23%
Empower of America Contract	300,752	309,843	123,902	136,917	-	-	3,924	-	300,752
					0	0	3,924	0	300,752
				Total	$2,548,891	$11,110,266	$194,161	$679,660	$122,934,303
Empower Lifetime 2065 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
BOND MUTUAL FUNDS 4.77%
Empower Bond Index Fund Institutional Class	84	-	921	236	8	37	1	-	722
Empower Core Bond Fund Institutional Class	50	-	470	61	2	23	1	-	432
Empower Global Bond Fund Institutional Class	34	-	419	159	7	17	1	-	277
Empower High Yield Bond Fund Institutional Class	21	-	263	53	1	14	-	-	224

September 30, 2025

Empower Lifetime 2065 Fund
Affiliate	Shares Held/ Account Balance 09/30/2025	Value 12/31/2024	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Distributions Received	Value 09/30/2025
Empower Multi-Sector Bond Fund Institutional Class	48	-	404	13	-	22	1	-	413
Empower Short Duration Bond Fund Institutional Class	4	-	52	14	-	2	-	-	40
					18	115	4	0	2,108
EQUITY MUTUAL FUNDS 88.76%
Empower Emerging Markets Equity Fund Institutional Class	168	-	2,207	620	70	383	1	-	1,970
Empower International Growth Fund Institutional Class	257	-	2,511	100	6	224	-	16	2,635
Empower International Index Fund Institutional Class	431	-	5,121	464	54	950	3	-	5,607
Empower International Value Fund Institutional Class	280	-	2,697	292	41	575	2	9	2,980
Empower Large Cap Growth Fund Institutional Class	182	-	2,556	366	20	228	-	50	2,418
Empower Large Cap Value Fund Institutional Class	367	-	2,756	307	12	199	4	21	2,648
Empower Mid Cap Value Fund Institutional Class	295	-	2,489	4	-	67	45	18	2,552
Empower Real Estate Index Fund Institutional Class	183	-	1,510	2	-	56	1	7	1,564
Empower S&P 500® Index Fund Institutional Class	1,119	-	10,840	274	40	1,300	4	20	11,866
Empower S&P Mid Cap 400® Index Fund Institutional Class	-	-	1,776	1,776	(24)	-	-	-	-
Empower S&P Small Cap 600® Index Fund Institutional Class	-	-	1,746	1,746	(49)	-	-	-	-
Empower Small Cap Growth Fund Institutional Class	70	-	769	15	1	42	2	7	796
Empower Small Cap Value Fund Institutional Class	259	-	1,758	8	-	50	-	20	1,800
Empower T. Rowe Price Mid Cap Growth Fund Institutional Class	446	-	2,363	4	-	(4)	-	68	2,355
					171	4,070	62	236	39,191
FIXED INTEREST CONTRACT 0.21%
Empower of America Contract	92	-	123	32	-	-	1	-	92
					0	0	1	0	92
				Total	$189	$4,185	$67	$236	$41,391

September 30, 2025